Long-Term Loan from Related Party	12 Months Ended
Dec. 31, 2022
Long-Term Loan from Related Party [Abstract]
LONG-TERM LOAN FROM RELATED PARTY

NOTE 10 - LONG-TERM LOAN FROM RELATED PARTY:

a.	Composition:

	December 31
	2022	2021
	in USD thousands
Loans from David Leb, Board member	941	1,102
Less - current maturities	(941)	(220)
Total long-term loans	-	882

b.	Change during the year:

	Year ended December 31
	2022	2021	2020
	in USD thousands
Beginning of year	1,102	1,062	1,024
Payment	(200)	-	-
Interest expenses	39	40	38
End of year	941	1,102	1,062

c.	Additional disclosure:

Eco Wave Power Ltd. has entered into two loan agreements with a shareholder and a Board member, David Leb, a related party, amounting to $941 as of December 31, 2022 (denominated in USD).

1)	The first loan agreement relates to an amount of $200. The loan agreement is subject to an annual interest rate of 4%, calculated on the total debt including accrued interest. The loan principal was paid out in 2022. The accrued interest is classified as a current liability to a related party in the statement of financial position.

2)	The second loan agreement relates to an amount of $800. Under the loan agreement, the credit period is 36 months, starting June 1, 2019, and if the loan is not repaid within the credit period, an interest rate of 4% applies. The agreement does not specify specific repayment dates. It is Eco Wave Power Ltd.’s intention to not repay the loan within the 36 months period. Therefore, Eco Wave Power Ltd. accrues interest on the loan. The loan is classified as a current liability to a related party in the statement of financial position. The loan is payable upon demand.